Summary of Significant Accounting Policies (Table)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of basic and diluted loss per ordinary share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended March 31, 2021	For the Period from January 24, 2020 (Inception) through March 31, 2020
Class A ordinary shares subject to possible redemption
Numerator: Earnings attributable to ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$55,031	$—
Unrealized gain (loss) on marketable securities held in Trust Account	—	—
Less: interest available to be withdrawn for payment of taxes	—	—

Net income attributable	$55,031	$—

Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	61,746,986	—

Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$16,179,940	$(9,069)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(55,031)	—

Non-Redeemable Net Loss	$16,124,909	$(9,069)

Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	28,815,514	15,750,000

Basic and diluted net loss per share, Non-redeemable ordinary shares	$0.56	$(0.00)

For the Period from January 24, 2020 (Inception) through December 31, 2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	181,127
Unrealized gain on marketable securities held in Trust Account	3,375

Net income allocable to shares subject to possible redemption	$184,502

Denominator: Weighted Average Class A Common stock subject to possible redemption

Basic and diluted weighted average shares outstanding	63,958,721

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(25,872,350)
Net income allocable to Class A Common stock subject to possible redemption	184,502
Non-Redeemable Net Loss	$(26,056,852)

Denominator: Weighted Average Non-Redeemable Common Stoc k
Basic and diluted weighted average shares outstanding	21,242,273

Basic and diluted net loss per share	$(1.23)